Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities And Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2018	2017
Accrued payroll and compensation	$11,138	$8,209
Deferred revenue	306	3,283
Accrued shipping & freight costs	3,628	3,235
Acquisition related current liabilities	—	3,685
Accrued sales taxes	673	248
Deferred rent	429	389
Current liabilities under tax receivable agreement	266	—
Other current liabilities	16,575	11,620
Accrued liabilities and other current liabilities	$33,015	$30,669